Tax expense/(benefit) - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	25.80%	25.80%	25.00%
Effective tax rate	16.90%	14.00%	12.60%
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 379.0
Deferred tax assets	2,152.0	€ 2,052.0
Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	9,069.0	9,506.0	€ 8,803.0
Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,305.0	6,531.0
Unrecognized deferred tax assets on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,305.0	6,531.0	€ 6,663.0
France | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,663.0	2,066.0
France | Unrecognised deferred tax assets, unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 18.0	€ 16.0
FCA and PSA Merger | France | Deferred tax assets arising on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets				€ 9,000.0